Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Current Assets

	As at December 31,
U.S.$ millions	2024	2023
Fair value of derivative contracts (Note 22)	188	527
Cash provided as collateral	66	70
Keystone XL assets held for sale [1]	—	44
Prepaid assets	28	3
FERC variable toll disputes [2] (Note 4)	44	—
Other	15	—
	341	644
1.The Company designated certain Keystone XL assets as held for sale at December 31, 2023. At December 31, 2024, the $9 million of the remaining assets are no longer designated as held for sale and are recorded in plant, property and equipment.
2.Receivables from the Company's Former Parent under the indemnity agreements. Gross liability recorded in accounts payable and other.